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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number    811-04963
                                   -------------------------------


                                The Berwyn Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  1189 Lancaster Avenue            Berwyn, Pennsylvania                 19312
-------------------------------------------------------------------------------
        (Address of principal executive offices)                      (Zip code)


                                  Kevin M. Ryan


The Killen Group, Inc.     1189 Lancaster Avenue Berwyn, Pennsylvania    19312
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (610) 296-7222
                                                     ---------------------------


Date of fiscal year end:        December 31, 2007
                          ------------------------------------

Date of reporting period:       September 30, 2007
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

BERWYN FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)

==============================================================================
 SHARES      COMMON STOCKS -- 90.6%                                 VALUE
------------------------------------------------------------------------------
             AEROSPACE/DEFENSE -- 3.5%
   149,966   Ducommun, Inc. +                                    $   4,843,902
                                                                 -------------

             AIRLINES -- 2.7%
   149,700   SkyWest, Inc.                                           3,767,949
                                                                 -------------

             AUTO - TRUCK TRAILERS -- 2.2%
   262,375   Wabash National Corp.                                   2,962,214
                                                                 -------------

             BANKS -- 5.6%
   226,500   Old National Bancorp                                    3,753,105
   125,270   Suffolk Bancorp                                         3,989,850
                                                                 -------------
                                                                     7,742,955
                                                                 -------------
             BUILDING MATERIALS -- 0.2%
    23,290   Patrick Industries, Inc. +                                276,219
                                                                 -------------

             CHEMICALS -- 5.8%
   172,200   Hercules, Inc.                                          3,619,644
   151,000   Sensient Technologies Corp.                             4,359,370
                                                                 -------------
                                                                     7,979,014
                                                                 -------------
             COMMERCIAL PRINTING -- 4.7%
    82,717   Courier Corp.                                           2,905,021
   164,000   Ennis, Inc.                                             3,614,560
                                                                 -------------
                                                                     6,519,581
                                                                 -------------
             COMPUTERS -- 5.8%
   211,300   Agilysys, Inc.                                          3,562,518
   557,700   CIBER, Inc. +                                           4,355,637
                                                                 -------------
                                                                     7,918,155
                                                                 -------------
             ELECTRICAL COMPONENTS & EQUIPMENT -- 0.8%
    77,000   Advanced Energy Industrials, Inc. +                     1,161,930
                                                                 -------------

             ELECTRONICS -- 0.3%
    24,800   Methode Electronics, Inc.                                 373,240
                                                                 -------------

             FOOD -- 2.6%
   225,000   Chiquita Brands International, Inc.                     3,561,750
                                                                 -------------

             HAND/MACHINE TOOLS -- 0.9%
    35,050   Hardinge, Inc.                                          1,219,039
                                                                 -------------

             HEALTH CARE - PRODUCTS -- 2.8%
   631,412   Microtek Medical Holdings, Inc. +                       3,902,126
                                                                 -------------

             HEALTH CARE - SERVICES -- 5.3%
   108,500   LifePoint Hospitals, Inc. +                             3,256,085
   230,250   RehabCare Group, Inc. +                                 4,050,098
                                                                 -------------
                                                                     7,306,183
                                                                 -------------

See Accompanying Notes to Schedule of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
==============================================================================
 SHARES      COMMON STOCKS -- 90.6% (CONTINUED)                     VALUE
------------------------------------------------------------------------------
             HOME FURNISHINGS -- 5.3%
    55,000   Ethan Allen Interiors, Inc.                         $   1,797,950
   196,512   Hooker Furniture Corp.                                  3,918,449
   211,648   La-Z-Boy, Inc.                                          1,561,962
                                                                 -------------
                                                                     7,278,361
                                                                 -------------
             INSURANCE -- 8.6%
   331,400   American Equity Investment Life Co.                     3,529,410
   112,538   FPIC Insurance Group, Inc. +                            4,835,758
   174,750   Horace Mann Educators Corp.                             3,444,322
                                                                 -------------
                                                                    11,809,490
                                                                 -------------
             INVESTMENT BANK/BROKER -- 1.2%
   337,400   LaBranche & Co., Inc. +                                 1,579,032
                                                                 -------------

             LEISURE TIME -- 1.3%
   217,500   Nautilus, Inc.                                          1,733,475
                                                                 -------------

             MISCELLANEOUS MANUFACTURING -- 0.6%
    48,000   Sturm, Ruger & Co., Inc. +                                859,680
                                                                 -------------

             OIL & GAS -- 5.8%
   266,400   Callon Petroleum Co. +                                  3,708,288
   103,300   Southwestern Energy Co. +                               4,323,105
                                                                 -------------
                                                                     8,031,393
                                                                 -------------
             OIL & GAS SERVICES -- 6.9%
    35,000   CARBO Ceramics, Inc.                                    1,775,550
   116,231   Gulf Island Fabrication, Inc.                           4,451,647
   238,575   ION Geophysical Corp. +                                 3,299,492
                                                                 -------------
                                                                     9,526,689
                                                                 -------------
             REAL ESTATE INVESTMENT TRUSTS -- 0.8%
    47,200   Equity Inns, Inc.                                       1,065,776
                                                                 -------------

             RECREATIONAL VEHICLES -- 2.6%
   257,925   Monaco Coach Corp.                                      3,618,688
                                                                 -------------

             RETAIL -- 4.0%
    54,100   IHOP Corp.                                              3,426,153
   105,100   Kenneth Cole Productions, Inc. - Class A                2,035,787
                                                                 -------------
                                                                     5,461,940
                                                                 -------------
             SAVINGS & LOANS -- 0.6%
    61,943   CFS Bankcorp, Inc.                                        873,396
                                                                 -------------

             SEMICONDUCTORS -- 2.6%
   195,150   Cohu, Inc.                                              3,649,305
                                                                 -------------

             SOFTWARE -- 2.5%
   209,500   Neoware, Inc. +                                         3,402,280
                                                                 -------------

See Accompanying Notes to Schedule of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
==============================================================================
 SHARES      COMMON STOCKS -- 90.6% (CONTINUED)                     VALUE
------------------------------------------------------------------------------
             TELECOMMUNICATIONS EQUIPMENT -- 2.8%
   388,287   Tollgrade Communications, Inc. +                    $   3,913,933
                                                                 -------------

             TRANSPORTATION -- 1.8%
    91,800   YRC Worldwide, Inc. +                                   2,507,976
                                                                 -------------

             TOTAL COMMON STOCKS (Cost $115,245,056)             $ 124,845,671
                                                                 -------------

==============================================================================
 SHARES      EXCHANGE-TRADED FUNDS -- 3.4%                          VALUE
------------------------------------------------------------------------------
    60,000   iShares Russell 2000 Value Index Fund
             (Cost $4,619,589)                                   $   4,602,000
                                                                 -------------

==============================================================================
 SHARES      MONEY MARKET FUNDS -- 6.0%                             VALUE
------------------------------------------------------------------------------
 4,156,774   First American Government Obligations Fund - Class Y $  4,156,774
 4,156,774   First American Prime Obligations Fund - Class Y         4,156,774
                                                                 -------------
             TOTAL MONEY MARKET FUNDS (Cost $8,313,548)           $  8,313,548
                                                                 -------------

             TOTAL INVESTMENTS AT VALUE -- 100.0%
              (Cost $128,178,193)                                 $137,761,219

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.0%)           (13,938)
                                                                 -------------

             NET ASSETS -- 100.0%                                 $137,747,281
                                                                 =============

         +  Non-income producing security.









See Accompanying Notes to Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
==============================================================================
 SHARES      COMMON STOCKS -- 19.9%                                 VALUE
------------------------------------------------------------------------------
             AUTO PARTS -- 1.0%
   114,000   Gentex Corp.                                        $   2,439,600
                                                                 -------------

             BANKS -- 1.8%
   157,500   Old National Bancorp                                    2,609,775
    11,124   Suffolk Bancorp                                           354,299
    44,000   U.S. Bancorp                                            1,431,320
                                                                 -------------
                                                                     4,395,394
                                                                 -------------
             BEVERAGES -- 1.3%
    55,000   Coca-Cola Co. (The)                                     3,160,850
                                                                 -------------

             CHEMICALS -- 1.0%
    37,000   Dow Chemical Co. (The)                                  1,593,220
    54,637   Hawkins, Inc.                                             786,773
                                                                 -------------
                                                                     2,379,993
                                                                 -------------
             COMMERCIAL PRINTING -- 0.6%
    64,000   Ennis, Inc.                                             1,410,560
                                                                 -------------

             DIVERSIFIED FINANCIAL SERVICES -- 0.9%
    45,500   JPMorgan Chase & Co.                                    2,084,810
                                                                 -------------

             ELECTRIC UTILITIES -- 0.9%
    36,000   Great Plains Energy, Inc.                               1,037,160
    33,003   MGE Energy, Inc.                                        1,100,980
                                                                 -------------
                                                                     2,138,140
                                                                 -------------
             ELECTRONICS -- 1.1%
   168,769   Methode Electronics, Inc.                               2,539,974
                                                                 -------------

             FOOD -- 0.6%
    41,000   Kraft Foods, Inc.                                       1,414,910
                                                                 -------------

             GAS UTILITIES -- 1.4%
    61,400   Atmos Energy Corp.                                      1,738,848
    61,300   Vectren Corp.                                           1,672,877
                                                                 -------------
                                                                     3,411,725
                                                                 -------------
             HEALTH CARE - PRODUCTS -- 1.2%
    43,000   Johnson & Johnson                                       2,825,100
                                                                 -------------

             OIL & GAS -- 0.7%
    18,800   Chevron Corp.                                           1,759,304
                                                                 -------------

             OTHER FINANCIAL SERVICES -- 0.7%
   150,707   Medallion Financial Corp.                               1,642,706
                                                                 -------------

             MISCELLANEOUS MANUFACTURING -- 1.0%
    61,000   General Electric Co.                                    2,525,400
                                                                 -------------

See Accompanying Notes to Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
==============================================================================
 SHARES      COMMON STOCKS -- 19.9% (CONTINUED)                     VALUE
------------------------------------------------------------------------------
             PACKAGING & CONTAINERS -- 0.4%
    34,000   Sonoco Products Co.                                 $   1,026,120
                                                                 -------------

             PHARMACEUTICALS -- 3.2%
    40,500   Abbott Laboratories                                     2,171,610
    15,000   AstraZeneca PLC - ADR                                     751,050
    48,000   GlaxoSmithKline PLC - ADR                               2,553,600
    96,500   Pfizer, Inc.                                            2,357,495
                                                                 -------------
                                                                     7,833,755
                                                                 -------------
             SEMICONDUCTORS -- 1.1%
   100,000   Intel Corp.                                             2,586,000
                                                                 -------------

             SOFTWARE -- 1.0%
    80,000   Microsoft Corp.                                         2,356,800
                                                                 -------------

             TOTAL COMMON STOCKS (Cost $41,822,504)              $  47,931,141
                                                                 -------------

==============================================================================
 SHARES      PREFERRED STOCKS -- 0.7%                               VALUE
------------------------------------------------------------------------------
             REAL ESTATE INVESTMENT TRUSTS -- 0.7%
    17,100   Brandywine Realty Trust PFD C                       $     410,400
    69,000   Equity Inns, Inc. PFD B                                 1,190,250
     6,612   Highwoods Properties, Inc. PFD B                          163,647
     1,300   Realty Income Corp. PFD                                    33,306
                                                                 -------------
             TOTAL PREFERRED STOCKS (Cost $2,258,900)            $   1,797,603
                                                                 -------------

==============================================================================
 PAR VALUE     CORPORATE BONDS -- 52.2%                             VALUE
------------------------------------------------------------------------------
               AEROSPACE/DEFENSE -- 0.6%
 $ 1,500,000   Hexcel Corp.  6.75%  02/01/15                     $   1,481,250
                                                                 -------------

               AIRLINES -- 1.2%
   3,000,000   Southwest Airlines Co.  5.25%  10/01/14               2,887,413
                                                                 -------------

               BEVERAGES -- 1.5%
   3,721,000   Constellation Brands, Inc.  8.00% 02/15/08            3,721,000
                                                                 -------------

               CHEMICALS -- 0.5%
     100,000   Lubrizol Corp. (The)  5.875%  12/01/08                  100,307
   1,000,000   Union Carbide Corp.  6.70%  04/01/09                  1,003,038
                                                                 -------------
                                                                     1,103,345
                                                                 -------------
               COMMERCIAL PRINTING -- 1.6%
   4,240,000   Cenveo, Inc.  7.875%  12/01/13                        3,858,400
                                                                 -------------

               COMMERCIAL SERVICES -- 1.3%
   3,035,000   GEO Group, Inc. (The)  8.25%  07/15/13                3,065,350
      20,000   Service Corp. Intl.  6.875%  10/01/07                    20,000
                                                                 -------------
                                                                     3,085,350
                                                                 -------------


See Accompanying Notes to Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
==============================================================================
 PAR VALUE     CORPORATE BONDS -- 52.2% (CONTINUED)                 VALUE
------------------------------------------------------------------------------
               CONSUMER PRODUCTS -- 0.6%
 $ 1,408,000   Church & Dwight Co., Inc.  6.00% 12/15/12         $   1,355,200
                                                                 -------------

               COSMETICS/PERSONAL CARE -- 1.6%
   4,000,000   Chattem, Inc.  7.00%  03/01/14                        3,970,000
                                                                 -------------

               DIVERSIFIED FINANCIAL SERVICES -- 1.7%
   1,195,000   CIT Group, Inc.  4.75%  12/15/10                      1,137,321
   2,000,000   CIT Group, Inc.  5.00%  02/13/14                      1,805,894
   1,250,000   CIT Group, Inc.  5.125%  09/30/14                     1,140,076
                                                                 -------------
                                                                     4,083,291
                                                                 -------------
               ELECTRIC ULILITIES -- 6.2%
   3,000,000   Black Hills Corp.  6.50%  05/15/13                    2,986,809
     110,000   Constellation Energy Group, Inc.  7.00% 04/01/12        116,102
   4,175,000   Constellation Energy Group, Inc.  4.55% 06/15/15      3,786,733
   1,884,000   Duke Energy Corp.  6.52%  03/15/09                    1,912,718
   2,739,000   PSEG Energy Holdings, Inc.  8.625% 02/15/08           2,760,120
   3,577,000   PSEG Power, Inc.  5.50%  12/01/15                     3,467,297
                                                                 -------------
                                                                    15,029,779
                                                                 -------------
               FOOD -- 2.4%
   2,205,000   Chiquita Brands Intl., Inc.  7.50%  11/01/14          1,896,300
   1,998,000   Chiquita Brands Intl., Inc.  8.875% 12/01/15          1,798,200
   2,000,000   YUM! Brands, Inc.  6.25%  04/15/16                    2,002,556
                                                                 -------------
                                                                     5,697,056
                                                                 -------------
               HEALTH CARE - SERVICES -- 3.4%
   4,350,000   Humana, Inc.  6.30%  08/01/18                         4,349,518
   3,897,000   Omnicare, Inc.  6.125%  06/01/13                      3,565,755
     275,000   Omnicare, Inc.  6.75%  12/15/13                         256,438
                                                                 -------------
                                                                     8,171,711
                                                                 -------------
               HOME BUILDERS -- 2.1%
   5,093,000   Champion Enterprises, Inc.  7.625%  05/15/09          4,952,942
                                                                 -------------

               INFORMATION SERVICES -- 1.1%
     420,000   Equifax, Inc.  4.95%  11/01/07                          419,843
   2,070,000   Equifax, Inc.  6.90%  07/01/28                        2,128,066
                                                                 -------------
                                                                     2,547,909
                                                                 -------------
               INSURANCE -- 0.8%
   1,862,000   CNA Financial Corp.  6.60%  12/15/08                  1,882,847
                                                                 -------------

               MEDIA -- 1.9%
   1,756,000   Comcast Corp.  5.30%  01/15/14                        1,704,851
   1,664,000   TCI Communications, Inc.  7.875%  02/15/26            1,833,116
   1,000,000   TCI Communications, Inc.  7.125%  02/15/28            1,029,846
                                                                 -------------
                                                                     4,567,813
                                                                 -------------
               METAL PRODUCTS -- 0.6%
   1,460,000   Valmont Industries, Inc.  6.875%  05/01/14            1,456,350
                                                                 -------------


See Accompanying Notes to Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
==============================================================================
 PAR VALUE     CORPORATE BONDS -- 52.2% (CONTINUED)                 VALUE
------------------------------------------------------------------------------
               OIL & GAS -- 0.5%
 $ 1,175,000   ConocoPhillips  7.125%  03/15/28                  $   1,206,852
                                                                 -------------

               PACKAGING & CONTAINERS -- 1.9%
   4,708,000   Silgan Holdings, Inc.  6.75%  11/15/13                4,566,760
                                                                 -------------

               PHARMACEUTICALS -- 1.8%
   4,395,000   Valeant Pharmaceuticals Intl. 7.00% 12/15/11          4,307,100
                                                                 -------------

               REAL ESTATE INVESTMENT TRUSTS -- 1.7%
   2,000,000   Health Care REIT, Inc.  8.00%  09/12/12               2,194,164
   2,000,000   Health Care REIT, Inc.  6.00%  11/15/13               1,986,020
                                                                 -------------
                                                                     4,180,184
                                                                 -------------
               RETAIL -- 5.5%
   3,000,000   F.W. Woolworth Co.  8.50%  01/15/22                   2,865,000
   1,000,000   Home Depot, Inc. (The)  5.785%  12/16/36                854,159
   5,000,000   Ingles Markets, Inc.  8.875%  12/01/11                5,100,000
   4,608,000   Pantry, Inc.  7.75%  02/15/14                         4,446,720
                                                                 -------------
                                                                    13,265,879
                                                                 -------------
               TELECOMMUNICATIONS -- 6.1%
   2,000,000   Ameritech Capital Funding Corp.  6.875%
               10/15/27                                              2,022,774
   2,100,000   AT&T Corp.  6.50%  03/15/13                           2,174,798
   3,816,000   Cincinnati Bell, Inc.  8.375%  01/15/14               3,806,460
   1,157,000   GTE Northwest, Inc.  6.30%  06/01/10                  1,189,943
   2,865,000   Nextel Communications, Inc.  7.375% 08/01/15          2,911,714
   1,200,000   Sprint Capital Corp.  6.875%  11/15/28                1,158,118
   1,500,000   Verizon Communications, Inc.  4.75% 10/01/13          1,426,369
                                                                 -------------
                                                                    14,690,176
                                                                 -------------
               TOYS/GAMES/HOBBIES -- 2.0%
   2,053,000   Hasbro, Inc.  6.15%  07/15/08                         2,056,375
   2,725,000   Hasbro, Inc.  6.60%  07/15/28                         2,632,162
                                                                 -------------
                                                                     4,688,537
                                                                 -------------
               TRANSPORTATION -- 3.6%
   5,027,000   Bristow Group, Inc.  6.125%  06/15/13                 4,876,190
      50,000   Westinghouse Air Brake Technologies Corp.
               6.875%  07/31/13                                         49,000
   3,655,000   Yellow Roadway Corp.  8.25%  12/01/08                 3,732,680
                                                                 -------------
                                                                     8,657,870
                                                                 -------------

               TOTAL CORPORATE BONDS (Cost $129,197,931)         $ 125,415,014
                                                                 -------------

==============================================================================
 PAR VALUE     U.S. TREASURY AND AGENCY BONDS -- 13.8%              VALUE
------------------------------------------------------------------------------
               U.S. TREASURY NOTES -- 4.9%
 $ 3,000,000   3.375%  02/15/08                                  $   2,991,564
   3,000,000   3.375%  10/15/09                                      2,965,782
   3,000,000   4.00%  11/15/12                                       2,974,686
   3,000,000   4.00%  02/15/15                                       2,918,673
                                                                 -------------
                                                                    11,850,705
                                                                 -------------

See Accompanying Notes to Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
==============================================================================
 PAR VALUE     U.S. TREASURY AND AGENCY BONDS -- 13.8% (CONTINUED)  VALUE
------------------------------------------------------------------------------
               U.S. TREASURY BONDS -- 3.0%
 $ 3,000,000   7.50%  11/15/16                                   $   3,644,298
   1,000,000   9.00%  11/15/18                                       1,368,281
   2,000,000   5.25%  11/15/28                                       2,096,250
                                                                 -------------
                                                                     7,108,829
                                                                 -------------
               FEDERAL HOME LOAN BANK -- 1.4%
   2,000,000   5.55%  10/19/09                                       2,001,048
   1,375,000   3.875%  06/04/10                                      1,353,573
                                                                 -------------
                                                                     3,354,621
                                                                 -------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 4.5%
   2,460,000   4.00%  05/20/10                                       2,428,662
   2,000,000   4.125%  04/15/14                                      1,926,736
   1,989,000   4.00%  06/03/14                                       1,888,969
   2,625,000   5.375%  04/11/22                                      2,559,588
   2,000,000   5.50%  05/10/27                                       1,977,882
                                                                 -------------
                                                                    10,781,837
                                                                 -------------

               TOTAL U.S. TREASURY AND AGENCY BONDS
                (Cost $32,875,200)                               $  33,095,992
                                                                 -------------

==============================================================================
 PAR VALUE     MORTGAGE-BACKED SECURITIES -- 4.1%                   VALUE
------------------------------------------------------------------------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 4.1%
$2,685,086     Pool #811460, 5.00%  06/01/20                     $   2,631,865
 1,109,797     Pool #816407, 5.00%  07/01/20                         1,087,800
 1,250,023     Pool #256154, 5.00%  03/01/21                         1,225,246
 4,984,635     Pool #888638, 5.50%  09/01/37                         4,882,440
                                                                 -------------
               TOTAL MORTGAGE-BACKED SECURITIES
               (Cost $9,865,938)                                 $   9,827,351
                                                                 -------------

==============================================================================
   SHARES      MONEY MARKET FUNDS -- 8.9%                           VALUE
------------------------------------------------------------------------------
  10,679,554   First American Government Obligations
               Fund - Class Y                                    $  10,679,554
  10,679,554   First American Prime Obligations
               Fund - Class Y                                       10,679,554
                                                                 -------------
               TOTAL MONEY MARKET FUNDS (Cost $21,359,108)       $  21,359,108
                                                                 -------------

               TOTAL INVESTMENTS AT VALUE -- 99.6%
               (Cost $237,379,581)                               $ 239,426,209

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%           962,401
                                                                 -------------

               NET ASSETS -- 100.0%                              $ 240,388,610
                                                                 =============

PFD           Preferred Stock.
ADR           American Depositary Receipt sponsored by a U.S. depositary bank.


See Accompanying Notes to Schedule of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
==============================================================================
 SHARES      COMMON STOCKS -- 79.0%                                 VALUE
------------------------------------------------------------------------------
             AEROSPACE/DEFENSE -- 0.5%
       490   General Dynamics Corp.                              $      41,390
                                                                 -------------

             AUTO PARTS & EQUIPMENT -- 2.5%
     6,200   TRW Automotive Holdings Corp. +                           196,416
                                                                 -------------

             BANKS -- 5.5%
    11,875   New York Community Bancorp, Inc.                          226,219
     4,665   Webster Financial Corp.                                   196,490
                                                                 -------------
                                                                       422,709
                                                                 -------------
             CHEMICALS -- 3.0%
     3,600   Lubrizol Corp. (The)                                      234,216
                                                                 -------------

             COMPUTERS -- 3.7%
     5,715   Hewlett-Packard Co.                                       284,550
                                                                 -------------

             DIVERSIFIED FINANCIAL SERVICES -- 2.4%
     4,100   JPMorgan Chase & Co.                                      187,862
                                                                 -------------

             ELECTRIC ULILITIES -- 5.0%
     2,550   Dominion Resources, Inc.                                  214,965
     3,630   Progress Energy, Inc.                                     170,065
                                                                 -------------
                                                                       385,030
                                                                 -------------
             ENVIRONMENTAL CONTROL -- 2.8%
     5,730   Waste Management, Inc.                                    216,250
                                                                 -------------

             HEALTH CARE - PRODUCTS -- 3.2%
     3,725   Johnson & Johnson                                         244,732
                                                                 -------------

             HOME FURNISHINGS -- 2.4%
     5,675   Ethan Allen Interiors, Inc.                               185,516
                                                                 -------------

             INSURANCE -- 5.4%
     2,150   Allstate Corp. (The)                                      122,959
    11,985   UnumProvident Corp.                                       293,273
                                                                 -------------
                                                                       416,232
                                                                 -------------
             LEISURE TIME -- 1.9%
     3,205   Harley-Davidson, Inc.                                     148,103
                                                                 -------------

             METAL - ALUMINUM -- 3.3%
     6,425   Alcoa, Inc.                                               251,346
                                                                 -------------

             MISCELLANEOUS MANUFACTURING -- 2.9%
     5,445   General Electric Co.                                      225,423
                                                                 -------------

See Accompanying Notes to Schedule of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
==============================================================================
 SHARES      COMMON STOCKS -- 79.0% (CONTINUED)                     VALUE
------------------------------------------------------------------------------
             OIL & GAS -- 9.6%
     4,070   Chevron Corp.                                       $     380,871
     5,200   Noble Energy, Inc.                                        364,208
                                                                 -------------
                                                                       745,079
                                                                 -------------
             OIL FIELD SERVICES -- 2.4%
     7,025   BJ Services Co.                                           186,514
                                                                 -------------

             PHARMACEUTICALS -- 8.4%
     4,055   Abbott Laboratories                                       217,429
     3,950   GlaxoSmithKline PLC - ADR                                 210,140
     9,100   Pfizer, Inc.                                              222,313
                                                                 -------------
                                                                       649,882
                                                                 -------------
             RETAIL -- 6.3%
     2,240   Best Buy Co., Inc.                                        103,085
     6,490   BJ's Wholesale Club, Inc. +                               215,208
    37,390   Rite Aid Corp. +                                          172,742
                                                                 -------------
                                                                       491,035
                                                                 -------------
             SEMICONDUCTORS -- 7.8%
     9,635   Intel Corp.                                               249,161
    14,480   QLogic Corp. +                                            194,466
    11,600   Teradyne, Inc. +                                          160,080
                                                                 -------------
                                                                       603,707
                                                                 -------------

             TOTAL COMMON STOCKS (Cost $5,224,655)               $   6,115,992
                                                                 -------------


==============================================================================
 SHARES      EXCHANGE-TRADED FUNDS -- 7.9%                          VALUE
------------------------------------------------------------------------------
     4,240   iShares S&P MidCap 400 Index Fund                   $     373,332
     2,805   iShares S&P MidCap 400 Value Index Fund                   235,788
                                                                 -------------
             TOTAL EXCHANGE-TRADED FUNDS (Cost $493,457)         $     609,120
                                                                 -------------

==============================================================================
 SHARES      MONEY MARKET FUNDS -- 9.9%                             VALUE
------------------------------------------------------------------------------
   385,000   First American Government Obligations
             Fund - Class Y                                      $     385,000
   385,000   First American Prime Obligations Fund - Class Y           385,000
                                                                 -------------
             TOTAL MONEY MARKET FUNDS (Cost $770,000)            $     770,000
                                                                 -------------

==============================================================================
 FACE AMOUNT    REPURCHASE AGREEMENTS -- 1.0%                       VALUE

   $   79,548   US Bank N.A., 3.60%, dated 09/28/07, due 10/01/07
                 repurchase proceeds: $79,572 (Cost $79,548)     $      79,548
                                                                 -------------

                TOTAL INVESTMENTS AT VALUE -- 97.8%
                (Cost $6,567,660)                                $   7,574,660

                OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.2%          173,210
                                                                 -------------

                NET ASSETS -- 100.0%                             $   7,747,870
                                                                 =============
            +  Non-income producing security.
          ADR  American Depositary Receipt sponsored by a U.S. depositary bank.




See Accompanying Notes to Schedule of Investments.

THE BERWYN FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)

1. SECURITIES VALUATION

Securities of The Berwyn Funds (the "Funds") that are listed on a national securities exchange are valued at the last quoted sales price. Securities not traded on the valuation date, NASDAQ traded securities, all bonds and other securities not listed on a national securities exchange are valued at the last quoted bid price. Short-term investments are valued at amortized cost which approximates market value. The value of other assets and securities for which no quotations are readily available, or quotations for which the Funds' investment advisor believes do not reflect market value, are valued at fair value as determined in good faith by the advisor under the supervision of the Board of Trustees. Factors in determining portfolio investments subject to fair valuation determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; the thinness of the market; the size of reported trades; a temporary lapse in the provision of prices of a reliable pricing source, and actions of the securities markets, such as the suspension or limitation of trading.

2. INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3. FEDERAL INCOME TAX

At September 30, 2007, the composition of tax basis unrealized appreciation (depreciation) of investment securities for the Funds was as follows:


                                                                      Berwyn
                                      Berwyn      Berwyn Income     Cornerstone
                                       Fund           Fund             Fund
                                  -------------   -------------   -------------

Cost of portfolio investments     $ 128,417,347   $ 237,388,263   $   6,568,100
                                  =============   =============   =============

Gross unrealized appreciation     $  20,990,004   $   7,691,492   $   1,194,630
Gross unrealized depreciation       (11,646,132)     (5,653,546)       (188,070)
                                  -------------   -------------   -------------

Net unrealized appreciation       $   9,343,872   $   2,037,946   $   1,006,560
                                  =============   =============   =============


The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.


File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The Berwyn Funds
             ----------------------------------------



By (Signature and Title)*     /s/ Robert E. Killen
                           ---------------------------------
                              Robert E. Killen, President


Date         November 23, 2007
      -------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Robert E. Killen
                           ----------------------------------------------
                              Robert E. Killen, President


Date         November 23, 2007
      -------------------------------



By (Signature and Title)*     /s/ MARK J. SEGER
                           -----------------------------------------------
                              Mark J. Seger, Treasurer


Date         November 23, 2007
      -------------------------------


* Print the name and title of each signing officer under his or her signature.